Retirement Plans	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Compensation And Retirement Disclosure [Abstract]
Retirement Plans
12.	Retirement Plans

The net periodic benefit cost for the Company’s defined benefit pension plans was as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Service cost	$1.2	$1.2	$2.5	$2.4
Interest cost	5.0	4.5	9.9	9.1
Expected return on plan assets	(6.1)	(7.3)	(12.2)	(14.7)
Amortization of net actuarial loss	2.1	3.0	4.2	6.0
Amortization of prior service (credit) cost	(0.2)	0.2	(0.3)	0.3
Plan settlements	0.3	—	0.3	—

Net periodic benefit cost	$2.3	$1.6	$4.4	$3.1

The net periodic benefit credit for the Company’s postretirement benefit pension plans for the three months ended March 28, 2014 and March 29, 2013 was $1.8 million and $1.5 million, respectively, and $3.6 million and $3.1 million for the six months ended March 28, 2014 and March 29, 2013, respectively. The components of the credit were not material.

During the six months ended March 29, 2013, Covidien made a $37.5 million voluntary contribution to the Company’s pension plans. The Company may elect to make voluntary contributions to its defined benefit pension plans or its postretirement benefit plans during fiscal 2014.

13.	Retirement Plans

Defined Benefit Plans

The Company sponsors a number of defined benefit retirement plans covering certain of its U.S. employees and non-U.S. employees. As of September 27, 2013, U.S. plans represented 73% of both the Company’s total pension plan assets and projected benefit obligation. The Company generally does not provide postretirement benefits other than retirement plan benefits for its employees; however, certain of the Company’s U.S. employees participate in postretirement benefit plans that provide medical benefits. These plans are unfunded.

During fiscal 2013, the Company incurred settlement charges of $6.8 million resulting from lump sum distributions to former employees. During fiscal 2011, the Company incurred settlement charges of $11.1 million resulting from the level of lump-sum payments paid out of one of its U.S. pension plans, a significant portion of which were driven by the divestiture of Mallinckrodt Baker.

The net periodic benefit cost (credit) for the Company’s pension and postretirement benefit plans was as follows:

	Pension Benefits			Postretirement Benefits
	Fiscal Year			Fiscal Year
	2013	2012	2011	2013	2012	2011
Service cost	$5.0	$5.0	$6.2	$0.1	$0.1	$0.2
Interest cost	18.2	21.2	23.5	2.4	3.1	3.8
Expected return on plan assets	(29.6)	(24.5)	(25.3)	—	—	—
Amortization of net actuarial loss	12.3	11.7	11.8	0.3	0.2	0.5
Amortization of prior service cost	0.6	0.7	0.8	(9.1)	(9.2)	(9.0)
Plan settlements loss	6.8	(0.2)	11.1	—	—	—
Curtailments	—	—	1.9	—	—	(4.6)
Special termination benefits	—	—	0.1	—	—	—

Net periodic benefit cost (credit)	$13.3	$13.9	$30.1	$(6.3)	$(5.8)	$(9.1)

The following table represents the changes in benefit obligations, plan assets and the net amounts recognized on the consolidated and combined balance sheets for pension and postretirement benefit plans at the end of fiscal 2013 and 2012:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Projected benefit obligations at beginning of year	$533.2	$491.1	$80.3	$80.1
Service cost	5.0	5.0	0.1	0.1
Interest cost	18.2	21.2	2.4	3.1
Employee contributions	0.3	0.3	—	—
Actuarial (gain) loss	(24.0)	53.3	(9.3)	2.8
Benefits and administrative expenses paid	(21.9)	(32.3)	(3.8)	(5.8)
Plan amendments	(9.0)	—	(16.5)	—
Plan settlements	(24.2)	(0.3)	—	—
Plan combinations	18.4	—	—	—
Curtailments	—	—	—	—
Currency translation	5.7	(5.1)	—	—

Projected benefit obligations at end of year	$501.7	$533.2	$53.2	$80.3

Change in plan assets:
Fair value of plan assets at beginning of year	$432.0	$383.6	$—	$—
Actual return on plan assets	17.3	63.0	—	—
Employer contributions	44.4	23.4	3.8	5.8
Employee contributions	0.3	0.3	—	—
Benefits and administrative expenses paid	(21.9)	(32.3)	(3.8)	(5.8)
Plan settlements	(24.2)	(0.3)	—	—
Plan combinations	2.3	—	—	—
Currency translation	5.8	(5.7)	—	—

Fair value of plan assets at end of year	$456.0	$432.0	$—	$—

Funded status at end of year	$(45.7)	$(101.2)	$(53.2)	$(80.3)

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Amounts recognized on the consolidated and combined balance sheet:
Non-current assets	$17.1	$17.7	$—	$—
Current liabilities	(3.1)	(2.2)	(4.9)	(7.4)
Non-current liabilities	(59.7)	(116.7)	(48.3)	(72.9)

Net amount recognized on the consolidated and combined balance sheet	$(45.7)	$(101.2)	$(53.2)	$(80.3)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$(102.9)	$(127.5)	$(2.4)	$(12.1)
Prior service credit (cost)	7.9	(1.8)	28.2	20.8

Net amount recognized in accumulated other comprehensive income	$(95.0)	$(129.3)	$25.8	$8.7

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost (credit) in fiscal 2014 are as follows:

	Pension Benefits	Postretirement Benefits
Amortization of net actuarial loss	$(8.3)	$—
Amortization of prior service cost	0.6	9.3

The accumulated benefit obligation for all pension plans at the end of fiscal 2013 and 2012 was $499.9 million and $527.6 million, respectively. Additional information related to pension plans is as follows:

	2013	2012
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$377.6	$414.3
Fair value of plan assets	316.2	295.4

The accumulated benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets do not significantly differ from the amounts in the table above since substantially all of the Company’s pension plans are frozen.

Actuarial Assumptions

Weighted-average assumptions used each fiscal year to determine net periodic benefit cost for the Company’s pension plans are as follows:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.5%	4.4%	4.9%	4.0%	5.2%	4.7%
Expected return on plan assets	7.9%	7.5%	7.6%	3.5%	4.0%	4.0%
Rate of compensation increase	—	2.8%	2.8%	3.7%	3.7%	3.7%

Weighted-average assumptions used each fiscal year to determine benefits obligations for the Company’s pension plans are as follows:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.3%	3.5%	4.4%	3.7%	4.0%	5.2%
Rate of compensation increase	—	—	2.8%	3.5%	3.7%	3.7%

For the Company’s U.S. plans, the discount rate is based on the market rate for a broad population of Moody’s AA-rated corporate bonds over $250 million. For the Company’s non-U.S. plans, the discount rate is generally determined by reviewing country and region specific government and corporate bond interest rates.

In determining the expected return on pension plan assets, the Company considers the relative weighting of plan assets by class and individual asset class performance expectations as provided by external advisors in reaching conclusions on appropriate assumptions. The investment strategy for the pension plans had been governed by Covidien for periods prior to the Separation. Covidien’s overall investment objective is to obtain a long-term return on plan assets that is consistent with the level of investment risk that is considered appropriate. At this time, the Company’s investment objectives are similar to Covidien’s. Investment risks and returns are reviewed regularly against benchmarks to ensure objectives are being met.

The weighted-average discount rate used to determine net periodic benefit cost and obligations for the Company’s postretirement benefit plans are as follows:

	2013	2012	2011
Net periodic benefit cost	3.2%	4.1%	4.6%
Benefit obligations	4.0%	3.2%	4.1%

Healthcare cost trend assumptions for postretirement benefit plans are as follows:

	2013	2012
Healthcare cost trend rate assumed for next fiscal year	7.3%	7.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Fiscal year the ultimate trend rate is achieved	2029	2029

A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	$0.1	$(0.1)
Effect on postretirement benefit obligation	0.4	(0.3)

Plan Assets

The Company’s U.S. pension plans have a target allocation of 42% equity securities and 58% debt securities. Various asset allocation strategies are in place for non-U.S. pension plans depending upon local law, status, funding level and duration of liabilities, and are 39% equity securities, 53% debt securities and 8% other (primarily cash) for our Japanese pension plan and 10% equity securities, 2% debt securities and 88% other (primarily insurance contracts) for our plan in the Netherlands.

Pension plans have the following weighted-average asset allocations at the end of each fiscal year:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Equity securities	42%	58%	7%	8%
Debt securities	56	40	3	2
Cash and cash equivalents	1	1	—	—
Real estate and other	1	1	90	90

Total	100%	100%	100%	100%

The following tables provide a summary of plan assets held by the Company’s pension plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

		Basis of Fair Value Measurement
	Fiscal 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities:
U.S. small mid cap	$19.3	$19.3	$—	$—
U.S. large cap	76.9	76.9	—	—
International	52.2	43.9	8.3	—
Debt securities:
Diversified fixed income funds (1)	170.0	166.7	3.3	—
High yield bonds	11.7	11.7	—	—
Emerging market funds	7.9	7.9	—	—
Diversified/commingled funds	—	—	—	—
Insurance contracts	112.0	—	—	112.0
Other	6.0	3.1	2.9	—

Total	$456.0	$329.5	$14.5	$112.0

		Basis of Fair Value Measurement
	Fiscal 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities:
U.S. small mid cap	$24.0	$24.0	$—	$—
U.S. large cap	101.2	101.2	—	—
International	66.8	57.2	9.6	—
Debt securities:
Diversified fixed income funds (1)	97.4	97.4	—	—
High yield bonds	15.9	15.9	—	—
Emerging market funds	12.0	12.0	—	—
Diversified/commingled funds	2.2	—	2.2	—
Insurance contracts	105.1	—	—	105.1
Other	7.4	3.8	3.6	—

Total	$432.0	$311.5	$15.4	$105.1

(1)	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.

Equity securities. Equity securities primarily consist of mutual funds with underlying investments in foreign equity and domestic equity markets. The fair value of these investments is based on net asset value of the units held in the respective fund, which are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1) or through net asset values provided by the fund administrators that can be corroborated by observable market data (level 2).

Debt securities. Debt securities are primarily invested in mutual funds with underlying fixed income investments in U.S. government and corporate debt, U.S. dollar denominated foreign government and corporate debt, asset-backed securities, mortgage-backed securities and U.S. agency bonds. The fair value of these investments is based on the net asset value of the units held in the respective fund which are determined by obtaining quoted prices on nationally recognized securities exchanges.

Diversified/commingled funds. Diversified/commingled funds held by the Company primarily consist of corporate debt securities and mutual funds invested in U.S. and non-U.S. equity securities. The fair value of these investments is determined using other inputs, such as net asset values provided by the fund administrators that can be corroborated by observable market data.

Insurance contracts. Insurance contracts held by the Company are issued primarily by Delta Lloyd, a well-known, highly rated insurance company. The fair value of these insurance contracts is based upon the present value of future cash flows under the terms of the contracts and therefore the fair value of these assets has been classified as level 3 within the fair value hierarchy. Significant assumptions used in determining the fair value of these contracts are the amount and timing of future cash flows and counterparty credit risk. The objective of the insurance contracts is to provide the Company with future cash flows that will match the estimated timing and amount of future pension benefit payments. Delta Lloyd’s insurance subsidiaries have a Standard & Poor’s credit rating of A.

Other. Other includes cash and cash equivalents invested in a money market mutual fund, the fair value of which is determined by obtaining quoted prices on nationally recognized securities exchanges (level 1). In addition, other includes real estate funds, the fair value of which is determined using other inputs, such as net asset values provided by the fund administrators that can be corroborated by observable market data (level 2).

The following table provides a summary of the changes in the fair value measurements that used significant unobservable inputs (level 3) for fiscal 2013 and 2012:

Insurance Contracts
Balance at September 30, 2011	$97.8
Net unrealized gains	15.1
Net purchases, sales and issuances	(2.9)
Currency translation	(4.9)

Balance at September 28, 2012	105.1
Net unrealized gains	3.3
Net purchases, sales and issuances	(1.8)
Currency translation	5.4

Balance at September 27, 2013	$112.0

Mallinckrodt shares are not a direct investment of the Company’s pension funds; however, the pension funds may indirectly include Mallinckrodt shares. The aggregate amount of the Mallinckrodt shares are not material relative to the total pension fund assets.

Contributions

The Company’s funding policy is to make contributions in accordance with the laws and customs of the various countries in which the Company operates, as well as to make discretionary voluntary contributions from time to time. In fiscal 2013, the Company made $44.4 million in contributions to the Company’s pension plans, including a $37.5 million voluntary contribution by Covidien prior to the Separation. The Company does not anticipate making material contributions to its defined benefit pension plans or its postretirement benefit plans during fiscal 2014.

Expected Future Benefit Payments

Benefit payments expected to be paid, reflecting future expected service as appropriate, are as follows:

	Pension Benefits	Postretirement Benefits
Fiscal 2014	$40.6	$4.9
Fiscal 2015	35.1	5.2
Fiscal 2016	34.0	4.9
Fiscal 2017	33.5	4.5
Fiscal 2018	33.0	4.2
Fiscal 2019-2023	152.9	17.4

Defined Contribution Retirement Plans

The Company maintains one active tax-qualified 401(k) retirement plan in the U.S., which provides for an automatic Company contribution of three percent of an eligible employee’s pay. The Company also makes a matching contribution generally equal to 50% of each employee’s elective contribution to the plan up to six percent of the employee’s eligible pay. Total 401(k) expense related to continuing operations was $22.7 million, $20.9 million and $19.3 million for fiscal 2013, 2012 and 2011, respectively.

Deferred Compensation Plans

As discussed in Note 20, the Company maintains one active non-qualified deferred compensation plan in the U.S., which permits eligible employees to defer a portion of their compensation. Deferred compensation expense for each period presented was insignificant.

Rabbi Trusts and Other Investments

The Company maintains several rabbi trusts, the assets of which are used to pay retirement benefits. The rabbi trust assets are subject to the claims of the Company’s creditors in the event of the Company’s insolvency. Plan participants are general creditors of the Company with respect to these benefits. The trusts primarily hold life insurance policies and debt and equity securities, the value of which is included in other assets on the consolidated and combined balance sheets. Note 20 provides additional information regarding the debt and equity securities. The carrying value of the 135 life insurance contracts held by these trusts was $54.6 million and $37.8 million at September 27, 2013 and September 28, 2012, respectively. These contracts have a total death benefit of $143.1 million and $93.9 million at September 27, 2013 and September 28, 2012, respectively. However, there are outstanding loans against the policies amounting to $35.3 million and $16.9 million at September 27, 2013 and September 28, 2012, respectively.

The Company has insurance contracts which serve as collateral for certain of the Company’s non-U.S. pension plan benefits, which totaled $13.1 million and $9.8 million at September 27, 2013 and September 28, 2012, respectively. These amounts were also included in other assets on the consolidated and combined balance sheets.